Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Real Estate Fund

April 30, 2021

ZXL-QTLY-0621
1.9881644.104

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.5%
REITs - Apartments - 9.2%
American Homes 4 Rent Class A	603	$22,335
Invitation Homes, Inc.	675	23,666
Mid-America Apartment Communities, Inc.	196	30,837
UDR, Inc.	759	35,256
		112,094
REITs - Diversified - 41.0%
Apartment Income (REIT) Corp.	400	18,060
Crown Castle International Corp.	580	109,654
Digital Realty Trust, Inc.	605	93,358
Duke Realty Corp.	1,390	64,663
Equinix, Inc.	108	77,842
Gaming & Leisure Properties	550	25,570
Lamar Advertising Co. Class A	112	11,092
SBA Communications Corp. Class A	231	69,235
VICI Properties, Inc.	686	21,746
Washington REIT (SBI)	386	8,963
		500,183
REITs - Health Care - 9.5%
Medical Properties Trust, Inc.	680	14,994
Ventas, Inc.	727	40,319
Welltower, Inc.	804	60,324
		115,637
REITs - Hotels - 1.7%
DiamondRock Hospitality Co. (a)	981	10,222
RLJ Lodging Trust	497	8,022
Ryman Hospitality Properties, Inc.	27	2,124
		20,368
REITs - Management/Investment - 5.4%
American Assets Trust, Inc.	209	7,325
Lexington Corporate Properties Trust	1,076	13,170
National Retail Properties, Inc.	540	25,067
Weyerhaeuser Co.	539	20,897
		66,459
REITs - Manufactured Homes - 4.4%
Equity Lifestyle Properties, Inc.	450	31,230
Sun Communities, Inc.	133	22,188
		53,418
REITs - Office Property - 4.9%
Brandywine Realty Trust (SBI)	458	6,197
Highwoods Properties, Inc. (SBI)	229	10,257
Mack-Cali Realty Corp.	381	6,233
Piedmont Office Realty Trust, Inc. Class A	409	7,616
VEREIT, Inc.	625	29,900
		60,203
REITs - Shopping Centers - 2.8%
Kimco Realty Corp.	824	17,304
Regency Centers Corp.	274	17,443
		34,747
REITs - Single Tenant - 1.5%
Spirit Realty Capital, Inc.	378	17,970
REITs - Storage - 6.8%
CubeSmart	798	33,787
Extra Space Storage, Inc.	228	33,901
Iron Mountain, Inc.	397	15,928
		83,616
REITs - Warehouse/Industrial - 8.3%
Prologis (REIT), Inc.	872	101,614

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,166,309

Real Estate Management & Development - 4.0%
Real Estate Development - 1.3%
Instone Real Estate Group BV (b)	529	15,709
Real Estate Services - 2.7%
CBRE Group, Inc. (a)	315	26,838
Realogy Holdings Corp. (a)	357	6,169
		33,007

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		48,716

TOTAL COMMON STOCKS
(Cost $920,728)		1,215,025
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $920,728)		1,215,025
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,798
NET ASSETS - 100%		$1,220,823

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,709 or 1.3% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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